Stock Based Compensation Plans: (Details Text)	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares
Stock Based Compensation Plans Details Text [Abstract]
Maximum number of options available under the plan	7,550,000
Options available for grant	1,519,500
Maximum term of options	10 years
Options granted during the period	320,000	310,000	250,000
Non-cash compensation expense | $	$ 300,000	$ 900,000	$ 600,000
Weighted average fair value of options granted | $ / shares	$ 0.85	$ 0.87	$ 0.98
Retention units held by officers and directors	1,457,000
Retention units held by others	315,000
Minimum value of retention units | $	$ 7,700,000